Long-Term Debt and Other Financial Liabilities, Annual Principal Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Annual Principal Payments [Abstract]
Twelve month periods ending June 30, 2027	$ 48,041
Twelve month periods ending June 30, 2028	62,117
Twelve month periods ending June 30, 2029	39,141
Twelve month periods ending June 30, 2030	84,702
Thereafter	64,475
Total	$ 298,476	$ 293,958